SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED DISCLOSURE INFORMATION
SEGMENTED DISCLOSURE INFORMATION
15. SEGMENTED DISCLOSURE INFORMATION
The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:
Revenue

Years ended December 31,	2020		2019
Canada	$63,233	19%	$58,952	22%
United States	161,165	47%	108,065	39%
Austria	65,716	19%	63,724	23%
Germany	26,924	8%	26,455	10%
Netherlands	16,694	5%	10,250	4%
Other Europe	6,467	2%	6,232	2%
	$340,199	100%	$273,678	100%

For the year ended December 31, 2020, revenue from Magna comprised approximately 37% (2019 — 47%) of the Trust’s total revenue.
Investment properties

As at December 31,	2020		2019
Canada	$1,106,850	19%	$979,290	22%
United States	2,882,549	49%	2,014,489	45%
Austria	821,260	14%	806,355	18%
Germany	428,504	7%	389,077	9%
Netherlands	550,946	10%	196,701	4%
Other Europe	65,474	1%	71,987	2%
	$5,855,583	100%	$4,457,899	100%